NATIONWIDE VARIABLE INSURANCE TRUST
American Century NVIT Growth Fund
American Century NVIT Multi Cap Value Fund
Invesco NVIT Comstock Value Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
Neuberger Berman NVIT Socially Responsible Fund
NVIT Emerging Markets Fund
NVIT International Equity Fund
NVIT Large Cap Growth Fund
NVIT Nationwide Fund
NVIT Real Estate Fund
Templeton NVIT International Value Fund

Supplement dated October 13, 2015
to the Prospectus dated April 30, 2015

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Neuberger Berman NVIT Socially Responsible Fund

Effective February 5, 2016 (the “Effective Date”), Arthur Moretti will retire from Neuberger Berman Management LLC and will no longer serve as portfolio manager for the Fund. As of the Effective Date, Sajjad Ladiwala will become co-portfolio manager to the Fund.

Accordingly, all references to, and information regarding, Mr. Moretti in the Prospectus are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE